Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000256498 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class Y
Trading Symbol	FUNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.75%^
^	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
Material Change Date	May 02, 2025
Net Assets	$ 7,404,797,628
Holdings Count | Holding	36	[2]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256496 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class R6
Trading Symbol	PFGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.65%^
^	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[3]
Material Change Date	May 02, 2025
Net Assets	$ 7,404,797,628
Holdings Count | Holding	36	[4]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256495 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class R
Trading Symbol	PFGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$73	1.34%^
^	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.34%	[5]
Material Change Date	May 02, 2025
Net Assets	$ 7,404,797,628
Holdings Count | Holding	36	[6]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256499 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class C
Trading Symbol	FUNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.72%^
^	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.72%	[7]
Material Change Date	May 02, 2025
Net Assets	$ 7,404,797,628
Holdings Count | Holding	36	[8]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256497 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class A
Trading Symbol	PIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.99%^
^	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[9]
Material Change Date	May 02, 2025
Net Assets	$ 7,404,797,628
Holdings Count | Holding	36	[10]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$7,404,797,628%
Total number of portfolio holdings	36^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2025 )*
Information Technology	43.8%
Consumer Discretionary	18.3%
Industrials	11.1%
Health Care	8.9%
Financials	8.8%
Communication Services	8.7%
Basic Materials	0.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256539 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class A
Trading Symbol	MAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.58%^
^	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[11]
Material Change Date	Apr. 01, 2025
Net Assets	$ 8,086,847,556
Holdings Count | Holding	1,178	[12]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$8,086,847,556%
Total number of portfolio holdings	1,178^^
Portfolio turnover rate	25%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	41.2%
Asset Backed Securities	27.5%
Commercial Mortgage-Backed Securities	13.6%
Collateralized Mortgage Obligations	10.1%
U.S. Government and Agency Obligations	4.7%
Senior Secured Floating Rate Loan Interests	2.3%
Foreign Government Bond	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256540 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class C
Trading Symbol	MAUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$45	0.88%^
^	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[13]
Material Change Date	Apr. 01, 2025
Net Assets	$ 8,086,847,556
Holdings Count | Holding	1,178	[14]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$8,086,847,556%
Total number of portfolio holdings	1,178^^
Portfolio turnover rate	25%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	41.2%
Asset Backed Securities	27.5%
Commercial Mortgage-Backed Securities	13.6%
Collateralized Mortgage Obligations	10.1%
U.S. Government and Agency Obligations	4.7%
Senior Secured Floating Rate Loan Interests	2.3%
Foreign Government Bond	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C and Class C2 shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256541 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class R6
Trading Symbol	MAUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.35%^
^	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[15]
Material Change Date	Apr. 01, 2025
Net Assets	$ 8,086,847,556
Holdings Count | Holding	1,178	[16]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$8,086,847,556%
Total number of portfolio holdings	1,178^^
Portfolio turnover rate	25%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	41.2%
Asset Backed Securities	27.5%
Commercial Mortgage-Backed Securities	13.6%
Collateralized Mortgage Obligations	10.1%
U.S. Government and Agency Obligations	4.7%
Senior Secured Floating Rate Loan Interests	2.3%
Foreign Government Bond	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256538 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class Y
Trading Symbol	MYFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$22	0.44%^
^	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[17]
Material Change Date	Apr. 01, 2025
Net Assets	$ 8,086,847,556
Holdings Count | Holding	1,178	[18]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$8,086,847,556%
Total number of portfolio holdings	1,178^^
Portfolio turnover rate	25%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	41.2%
Asset Backed Securities	27.5%
Commercial Mortgage-Backed Securities	13.6%
Collateralized Mortgage Obligations	10.1%
U.S. Government and Agency Obligations	4.7%
Senior Secured Floating Rate Loan Interests	2.3%
Foreign Government Bond	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Annualized
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Annualized
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Annualized
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Annualized
[8]	Excluding short-term investments and all derivative contracts except for options purchased.
[9]	Annualized
[10]	Excluding short-term investments and all derivative contracts except for options purchased.
[11]	Annualized
[12]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[13]	Annualized
[14]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[15]	Annualized
[16]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[17]	Annualized
[18]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.